Consolidated Statements of Changes in Equity $ in Thousands	Capital Stock USD ($) shares	Stock Option Reserve USD ($)	Accumulated other comprehensive income USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Equity Attributable to Owners of Company USD ($)	Non-controlling Interests USD ($)	USD ($)
Balance at Mar. 31, 2017	$ 18,360	$ 1,706	$ 24,547	$ 14,981	$ 59,594		$ 59,594
Balance, shares at Mar. 31, 2017 | shares	2,606,889
Statements [Line Items]
Options exercised	$ 4,358	(1,632)			2,726		2,726
Options exercised, shares | shares	184,710
Value of shares issued as compensation	$ 936				936		936
Value of shares issued as compensation, shares | shares	15,600
Realized gain transferred to income on disposition of Biohaven shares by sale and stock dividend			(24,515)		(24,515)		(24,515)
Stock dividend of Biohaven shares				(153,056)	(153,056)		(153,056)
Share-based compensation		193			193		193
Net income (loss) for year				123,741	123,741		123,741
Balance at Mar. 31, 2018	$ 23,654	267	32	(14,334)	9,619		9,619
Balance, shares at Mar. 31, 2018 | shares	2,807,199
Statements [Line Items]
Net unrealized gain on investments					50		50
Shares issued on acquisition of SalvaRx Ltd.	$ 92,583				92,583		92,583
Shares issued on acquisition of SalvaRx Ltd., shares | shares	8,050,701
Fair value of acquired subsidiaries attributable to non-controlling interest on acquisition						$ 48,731	48,731
Expiration of unexercised stock options							0
Share-based compensation		57			57	1,111	1,168
Net income (loss) for year				(2,635)	(2,635)	(959)	(3,594)
Balance at Mar. 31, 2019	$ 116,237	324	82	(16,969)	99,674	48,883	148,557
Balance, shares at Mar. 31, 2019 | shares	10,857,900
Statements [Line Items]
Options exercised		282				0
Net unrealized gain on investments			876		876		876
Shares issued on acquisition of SalvaRx Ltd., shares | shares	129,806
Shares issued on acquisition of Intensity Holdings Limited	$ 1,298				1,298		1,298
Expiration of unexercised stock options	282	(282)					282
Share-based compensation		16			16	2,143	2,159
Net income (loss) for year				(5,331)	(5,331)	(1,916)	(7,249)
Balance at Mar. 31, 2020	$ 117,817	$ 58	$ 958	$ (22,302)	$ 96,531	$ 49,110	$ 145,641
Balance, shares at Mar. 31, 2020 | shares	10,987,706